                                                      Filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                      Registration Nos. 333-102137 and 811-08810

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT
         SUPPLEMENT TO THE POLARIS CHOICE PROSPECTUS (F-3016-PRO (9/03))
                             DATED SEPTEMBER 2, 2003
--------------------------------------------------------------------------------

On October 28, 2003, the shareholders of Asset Allocation Portfolio approved an Agreement and Plan of Reorganization whereby all assets and liabilities of Asset Allocation Portfolio in the SunAmerica Series Trust ("SAST") will be exchanged for equal shares of equal value of Asset Allocation Portfolio in Anchor Series Trust ("AST"). The reorganization will occur on or about November 24, 2003. At that time, all references in the prospectus and SAI to the Asset Allocation Portfolio managed by WM Advisors are hereby changed to reflect that the portfolio is part of AST, and not by the SAST.

Date: November 24, 2003

                Please keep this Supplement with your Prospectus.
                                   Page 1 of 1